Item 1 Schedule of Investments



 T. Rowe Price Short-Term Bond Fund
 Unaudited                                                August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 46.6%
 Banking and Finance 15.6%
 AIG Sunamerica Global Financing XII, 144A
 5.30%, 5/30/07                                        3,450         3,507

 Allstate Financial Global Funding, 144A
 5.25%, 2/1/07                                         4,500         4,564

 Bank of America, 5.25%, 2/1/07                        7,000         7,106

 Bank One, 6.50%, 2/1/06                               3,000         3,029

 CIT Group
 5.50%, 11/30/07                                       3,000         3,075

 VR, 3.94%, 11/15/05                                   5,250         5,249

 Citigroup, 5.75%, 5/10/06                             6,000         6,060

 Countrywide Home Loans, 4.125%, 9/15/09               7,000         6,879

 Fifth Third Bank, 2.70%, 1/30/07                      3,000         2,940

 First Data, 4.50%, 6/15/10                            4,000         4,024

 Goldman Sachs Group, VR, 3.654%, 10/3/05              3,000         3,002

 HBOS Treasury Services, 144A, 3.125%, 1/12/07         8,000         7,906

 Household Finance, 5.75%, 1/30/07                     4,330         4,418

 ING Security Life Institutional, 144A, 2.70%, 2/15/07 9,000         8,794

 International Lease Finance, 3.75%, 8/1/07            7,500         7,424

 IStar Financial, 4.875%, 1/15/09                      4,100         4,098

 JP Morgan Chase, 3.125%, 12/11/06                     5,800         5,717

 Key Bank, 4.412%, 3/18/08                             2,500         2,502

 Keycorp, 4.70%, 5/21/09                               2,100         2,118

 Landwirtschaftliche Rentenbank, 3.75%, 6/15/09        5,000         4,924

 Marshall & Ilsley Bank
 2.625%, 2/9/07                                        3,000         2,941

 3.80%, 2/8/08                                         5,000         4,940

 4.125%, 9/4/07                                        2,160         2,156

 MassMutual Global Funding II, 144A, 3.25%, 6/15/07    6,430         6,319

 MBNA, VR, 4.163%, 11/7/05                             6,000         6,011

 Merrill Lynch
 7.00%, 3/15/06                                        225           228

 VR, 4.67%, 9/1/05                                     7,000         7,069

 Midland Bank, 7.625%, 6/15/06                         4,300         4,415

 Morgan Stanley Dean Witter, 6.10%, 4/15/06            3,450         3,491

 National Rural Utilities, 3.875%, 2/15/08             9,255         9,165

 Regions Bank, 2.90%, 12/15/06                         5,635         5,554

 Residential Capital, 144A, 6.375%, 6/30/10            2,660         2,715

 SLM Corporation, VR, 4.64%, 9/1/05                    10,000        9,871

 St. Paul Companies, 5.75%, 3/15/07                    2,475         2,525

 Swedish Export Credit, 2.875%, 1/26/07                6,015         5,934

 Travelers Property Casualty, 3.75%, 3/15/08           1,770         1,740

 U.S. Bank, 2.87%, 2/1/07                              7,000         6,858

 Vornado Realty, 4.50%, 8/15/09                        3,750         3,714

 Wachovia, VR, 3.699%, 9/22/05                         3,000         3,001

 Wells Fargo, 4.20%, 1/15/10                           9,500         9,451

 World Savings Bank, F.S.B., 4.125%, 12/15/09          7,000         6,945

                                                                     202,379

 Consumer Products and Services 8.4%
 Abbott Laboratories, 5.625%, 7/1/06                   4,225         4,278

 AOL Time Warner, 6.125%, 4/15/06                      6,150         6,218

 Bunge Limited Finance, 4.375%, 12/15/08               5,950         5,924

 Cargill, 144A, 6.25%, 5/1/06                          6,500         6,581

 Clorox, VR, 3.525%, 9/14/05                           3,750         3,752

 Comcast Cable, 8.375%, 5/1/07                         5,500         5,853

 CVS, 4.00%, 9/15/09                                   5,000         4,936

 Dayton Hudson, 7.50%, 7/15/06                         2,500         2,568

 Genentech, 144A, 4.40%, 7/15/10                       5,810         5,833

 Harrahs Operating, 7.50%, 1/15/09                     5,100         5,544

 Home Depot, 3.75%, 9/15/09                            5,290         5,187

 IBM
 2.375%, 11/1/06                                       5,500         5,399

 3.80%, 2/1/08                                         8,500         8,424

 Jones Apparel Group, 7.875%, 6/15/06                  2,600         2,666

 Kraft Foods, 4.625%, 11/1/06                          4,850         4,864

 Kroger, 7.80%, 8/15/07                                5,000         5,313

 McCormick
 3.35%, 4/15/09                                        5,000         4,847

 6.40%, 2/1/06                                         3,400         3,429

 Merck, 2.50%, 3/30/07                                 4,700         4,575

 Motorola, 5.80%, 10/15/08                             5,750         5,968

 Safeway, 4.125%, 11/1/08                              2,900         2,853

 Viacom, 5.625%, 5/1/07                                4,440         4,521

                                                                     109,533

 Energy 1.9%
 Amerada Hess, 7.375%, 10/1/09                         3,550         3,934

 BP Canada Finance, 3.375%, 10/31/07                   2,700         2,662

 Devon Energy, 2.75%, 8/1/06                           4,600         4,537

 Encana, 4.60%, 8/15/09                                5,600         5,622

 Pemex Project Funding Master Trust, 144A
 VR, 4.71%, 9/15/05                                    7,000         7,211

                                                                     23,966

 Industrial 7.4%
 Alcoa, 4.25%, 8/15/07                                 2,475         2,478

 American Honda Finance, 144A, 2.875%, 4/3/06          4,400         4,369

 Caterpillar Financial Services, 4.50%, 9/1/08         6,500         6,535

 Centex, 4.55%, 11/1/10                                5,500         5,403

 DaimlerChrysler, 4.75%, 1/15/08                       5,000         5,009

 Dr. Horton, 4.875%, 1/15/10                           4,600         4,485

 Ford Motor Credit
 6.50%, 1/25/07                                        2,750         2,767

 VR, 4.389%, 9/21/05                                   2,250         2,221

 GE Capital, 5.00%, 6/15/07                            6,000         6,086

 General Electric, VR, 3.70%, 10/24/05                 2,665         2,664

 General Motors Acceptance Corporation, 6.75%, 1/15/06 6,000         6,032

 Hertz, VR, 4.933%, 11/7/05                            2,250         2,186

 Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07        4,500         4,712

 John Deere Capital, 3.90%, 1/15/08                    4,000         3,964

 Lennar, VR, 4.18%, 9/19/05                            5,000         4,998

 MeadWestvaco, 2.75%, 12/1/05                          3,700         3,686

 Nissan Motor Acceptance Corporation, 144A
 4.625%, 3/8/10                                        5,500         5,506

 NVR, 5.00%, 6/15/10                                   3,090         3,067

 Praxair, 4.75%, 6/15/06                               4,000         4,040

 Pulte Homes, 4.875%, 7/15/09                          4,655         4,656

 Tyco International, 5.80%, 8/1/06                     6,200         6,301

 Weyerhaeuser, 6.00%, 8/1/06                           5,000         5,090

                                                                     96,255

 Media and Communications 5.4%
 BellSouth, VR, 3.915%, 11/15/05                       5,200         5,202

 Belo, 8.00%, 11/1/08                                  2,595         2,811

 Cox Enterprises, 144A, 4.375%, 5/1/08                 6,150         6,096

 Deutsche Telekom International Finance
 3.875%, 7/22/08                                       4,000         3,958

 France Telecom, STEP, 7.45%, 3/1/06                   6,100         6,195

 News America Holdings, 7.375%, 10/17/08               5,800         6,293

 Sprint Capital, 7.625%, 1/30/11                       5,500         6,268

 Telecom Italia Capital, 144A, 4.00%, 1/15/10          7,000         6,830

 Telefonica Europe, 7.35%, 9/15/05                     3,000         3,002

 Telefonos de Mexico, 4.50%, 11/19/08                  5,545         5,490

 Telus, 7.50%, 6/1/07                                  5,000         5,258

 Verizon Global Funding, 6.125%, 6/15/07               5,000         5,164

 Verizon Wireless, 5.375%, 12/15/06                    7,600         7,713

                                                                     70,280

 Other 0.6%
 United Mexican States, 8.00%, 12/28/06 (MXN)          84,938        7,790

                                                                     7,790

 Transportation Services 0.3%

 Union Pacific, 5.75%, 10/15/07                        4,000         4,111

                                                                     4,111

 Utilities 7.0%
 Alabama Power, 3.50%, 11/15/07                        7,000         6,890

 Appalachian Power, VR, 3.81%, 9/29/05                 3,350         3,351

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        2,370         2,454

 Centerpoint Energy, 5.875%, 6/1/08                    5,000         5,163

 Dominion Resources, 4.125%, 2/15/08                   3,000         2,982

 Duke Capital, 4.302%, 5/18/06                         6,000         5,999

 Energy East, 5.75%, 11/15/06                          5,750         5,844

 Enterprise Products Operations, 4.00%, 10/15/07       3,750         3,702

 FirstEnergy, 5.50%, 11/15/06                          3,175         3,219

 Niagara Mohawk, 7.75%, 10/1/08                        2,200         2,404

 NiSource Finance, VR, 4.393%, 11/23/05                6,500         6,517

 Panhandle Eastern Pipeline, 2.75%, 3/15/07            6,000         5,845

 Pepco Holdings, 5.50%, 8/15/07                        5,000         5,096

 Pinnacle West Capital, 6.40%, 4/1/06                  2,300         2,326

 PPL Capital Funding, 4.33%, 3/1/09                    4,000         3,955

 Progress Energy, 5.85%, 10/30/08                      5,100         5,279

 PSEG Power, 6.875%, 4/15/06                           5,345         5,425

 Sempra Energy, VR, 4.29%, 11/21/05                    5,450         5,466

 TXU Energy, VR, 4.36%, 10/14/05                       1,167         1,167

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      2,700         2,790

 Wisconsin Electric Power, 3.50%, 12/1/07              5,625         5,517

                                                                     91,391

 Total Corporate Bonds and Notes (Cost $609,383)                     605,705

 ASSET-BACKED SECURITIES 11.2%
 Aesop Funding II, Series 2003-5A, Class A1, 144A
 2.78%, 12/20/07                                       6,350         6,252

 Bank One Auto Securitization Trust, Series 2003-1,
 Class A3, 1.82%, 9/20/07                              7,024         6,968

 BankBoston Home Equity Loan Trust, Series 1998-2,
 Class A6, 6.64%, 12/25/28                             3,829         3,906

 BMW Vehicle Owner Trust, Series 2003-A, Class A3
 1.94%, 2/25/07                                        1,340         1,337

 Capital Auto Receivables Asset Trust
 Series 2004-1, Class A4,  , 2.64%, 11/17/08           9,000         8,777

 Series 2004-1, Class CTFS, 2.84%, 9/15/10             7,000         6,824

 Capital One Master Trust, Series 1998-1, Class A
 6.31%, 6/15/11                                        9,000         9,454

 Chase Funding Mortgage Loan, Series 2002-4, Class 2A1
 VR, 4.011%, 10/25/32                                  1,698         1,703

 Citibank Credit Card Issuance Trust
 Series 2000-A3, Class A3, 6.875%, 11/16/09            3,700         3,898

 Series 2001-A6, Class A6, 5.65%, 6/16/08              7,000         7,078

 Credit-Based Asset Services and Securities Trust,
Series 2005-
 CB5, Class AF2, VR, 4.831%, 8/25/35                   5,100         5,124

 GS Auto Loan Trust, Series 2004-1, Class A3
 2.13%, 11/15/07                                       2,869         2,845

 Harley-Davidson Motorcycle Trust
 Series 2001-1B, Class CTFS, 5.29%, 1/15/09            407           407

 Series 2003-3, Class A2, 2.76%, 5/15/11               4,700         4,620

 Series 2003-4, Class A2, 2.69%, 4/15/11               4,570         4,468

 Hertz Vehicle Finance, Series 2004-1, Class A2, 144A
 2.38%, 5/25/08                                        12,500        12,147

 Honda Auto Receivables Owner Trust, Series 2003-5
 Class A4, 2.96%, 4/20/09                              9,125         8,917

 Household Affinity Credit Card, Series 2003-1, Class A
 1.227%, 2/15/10                                       5,000         5,016

 John Deere Owner Trust, Series 2003-A, Class A3
 1.79%, 4/16/07                                        891           885

 MBNA Credit Card Master Note Trust, Series 2003-C2
 Class C2, 2.707%, 6/15/10                             5,000         5,120

 MBNA Master Credit Card Trust II
 Series 2000-D, Class A, VR, 3.771%, 9/15/09           10,600        10,634

 Series 2000-D, Class C, 144A, 8.40%, 9/15/09          1,700         1,807

 Navistar, Series 2003-B, Class A3, VR
 3.771%, 4/15/08                                       9,768         9,782


 Nissan Auto Receivables Owner Trust, Series 2004-A
 Class A4, 2.76%, 7/15/09                              9,000         8,728

 Regions Auto Receivables Trust, Series 2002-1, Class
 A3, 2.63%, 1/16/07                                    267           266

 Reliant Energy Transition Bond Trust, Series 2001-1,
 Class A1, 3.84%, 9/15/07                              1,360         1,358

 Residential Asset Mortgage Products
 Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33    3,215         3,145

 Series 2004-RZ3, Class AI2, VR, 3.42%, 10/25/27       4,000         3,946

 Sovereign Bank Home Equity Loan Trust, Series 2000-1
 Class A6, 7.25%, 2/25/15                              478           496

 Total Asset-Backed Securities (Cost $148,339)                       145,908

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES 15.2%
 U.S. Government Agency Obligations +/- 14.2%
 Federal Home Loan Mortgage
 4.50%, 10/1/07                                        4,869         4,899

 5.00%, 10/1 - 11/1/18                                 21,238        21,394

 6.00%, 11/1/11 - 12/1/19                              12,227        12,603

 10.00%, 10/1/05                                       0             0

 10.75%, 12/1/09                                       20            21

 ARM, 4.721%, 8/1/35                                   4,450         4,399

 CMO
 2.37%, 12/15/09                                       7,807         7,674

 3.32%, 12/15/11                                       3,000         2,919

 4.00%, 1/15/22                                        9,000         8,913

 4.105%, 10/27/31                                      54            54

 5.00%, 1/15/19 - 1/15/28                              39,000        39,407

 6.50%, 8/15/23                                        894           903

 CMO, IO
 4.50%, 5/15/16 - 4/15/18                              5,342         702

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 5/1/19                                19,947        19,815

 5.00%, 1/1/09 - 11/1/18                               8,958         9,028

 5.50%, 5/1/16 - 12/1/34                               14,561        14,840

 6.00%, 7/1 - 11/1/13                                  175           180

 ARM
 3.375%, 11/1/17                                       23            24

 3.765%, 12/1/16 - 8/1/20                              7             7

 3.77%, 3/1/19                                         3             3

 3.823%, 10/1/33                                       11,660        11,707

 3.857%, 3/1/20                                        16            16

 3.872%, 10/1/17                                       21            21

 3.895%, 7/1/27                                        140           142

 3.926%, 5/1/17 - 11/1/20                              109           110

 3.944%, 3/1/18                                        5             5

 4.68%, 11/1/21                                        103           103

 4.70%, 9/1/35                                         8,550         8,461

 4.75%, 6/1 - 7/1/18                                   21            21

 4.973%, 5/1/24                                        22            23

 5.456%, 1/1/19                                        109           111

 CMO
 3.50%, 4/25/13                                        10,000        9,852

 4.00%, 5/25/16                                        5,000         4,943

 6.00%, 6/25/16                                        136           136

 9.00%, 1/25/08                                        545           560

                                                                     183,996

 U.S. Government Obligations 1.0%
 Government National Mortgage Assn.
 6.00%, 7/15/17                                        2,233         2,316

 7.00%, 9/15/12 - 12/15/13                             2,310         2,419

 8.00%, 5/15/07                                        32            33

 8.50%, 1/15 - 3/15/06                                 5             5

 9.00%, 12/15/05 - 2/15/06                             4             4

 9.50%, 8/15 - 10/15/09                                1             1

 10.00%, 11/15/09 - 10/15/21                           63            69

 10.50%, 11/15/15                                      13            15

 11.00%, 4/20/14                                       2             2

 11.25%, 7/15/13                                       25            28

 11.50%, 3/15/10 - 12/15/15                            265           295

 11.75%, 8/15 - 9/15/13                                94            105

 CMO, 3.878%, 12/16/19                                 7,767         7,656

                                                                     12,948

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $198,764)                                          196,944

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES 4.9%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A1, CMO, 3.878%, 9/11/36         4,413         4,322

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        3,269         3,233

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.273%, 1/25/34    7,226         7,265

 Series 2004-A, Class 2A2, CMO, VR, 4.128%, 2/25/34    4,256         4,263

 Series 2004-H, Class 2A2, CMO, VR, 4.782%, 9/25/34    9,700         9,768

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     2,783         2,756

 Citigroup Commercial Mortgage Trust, Series 2004-C2
 Class A1, CMO, 3.787%, 10/15/41                       2,148         2,124

 Credit Suisse First Boston, Series 2005-C1, Class A2,
 CMO, 4.609%, 2/15/38                                  7,000         7,035

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
 CMO, 7.30%, 6/10/32                                   5,800         6,315

 Greenwich Capital Commercial Funding, Series 2004-GG1A
 Class A2, CMO, 3.835%, 6/10/36                        7,296         7,213

 Morgan Stanley Dean Witter, Series 2002-TOP7
 Class A1, CMO 5.38%, 1/15/39                          3,937         4,051

 Ryland-Mercury Savings Trust, Series 1998-MS2, Class
A
 VR, 3.636%, 10/25/18                                  17            16

 Washington Mutual, Series 2004-AR1, Class A, CMO
 VR, 4.229%, 3/25/34                                   5,542         5,380

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost $64,790)                                                       63,741

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 10.0%
 U.S. Government Agency Obligations +/- 6.9%
 Federal Farm Credit Bank, 1.875%, 1/16/07             30,150        29,298

 Federal Home Loan Mortgage
 2.75%, 3/15/08                                        4,500         4,369

 2.875%, 9/15/05                                       20,000        19,995

 Federal National Mortgage Assn.
 2.50%, 6/15/06                                        10,000        9,884

 3.25%, 8/15/08                                        14,183        13,863

 3.67%, 9/17/05                                        12,100        12,162

                                                                     89,571

 U.S. Treasury Obligations 3.1%
 U.S. Treasury Inflation-Indexed Notes
 1.875%, 7/15/13 ++                                    16,414        16,778

 3.625%, 1/15/08                                       12,159        12,899

 U.S. Treasury Notes, 3.50%, 5/31/07                   11,000        10,938

                                                                     40,615

 Total U.S. Government & Agency Obligations
 (Excluding Mortgage-Backed) (Cost $130,575)                         130,186

 SHORT-TERM INVESTMENTS 11.1%
 Money Market Funds 11.1%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       144,381       144,381

 Total Short-Term Investments (Cost $144,381)                        144,381

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (168)

 Total Futures Contracts                                             (168)

 Total Investments in Securities
 99.0% of Net Assets (Cost $1,296,232)                 $             1,286,697


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +/-  The issuer is a publicly traded company that operates
      under a congressional charter; its securities are neither
      issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2005.
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $106,393 and represents 8.2% of net assets
 ARM  Adjustable Rate Mortgage
 CMO  Collateralized Mortgage Obligation
 IO   Interest Only security for which the fund receives
      interest on notional principal (par)
 MXN  Mexican peso
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 (2) Open Futures Contracts at August 31, 2005 were as follows:
 ($ 000s)
                                                         Contract  Unrealized
                                           Expiration    Value     Gain (Loss)
Short, 300 U.S. Treasury two year
contracts, $402 par of 1.875% U.S.
Treasury Inflation-Indexed Notes pledged
as initial margin                          12/05         $(62,136) $   (106)

Short, 70 U.S. Treasury five year
contracts, Indexed Notes pledged as
initial margin                             12/05           (7,581)      (13)

 Net payments (receipts) of variation
 margin to date                                                         (49)

 Variation margin receivable (payable)
 on open futures contracts                                         $   (168)


 The accompanying no tes are an integral part o f this Portfolio of Investments.



T. Rowe Price Short-Term Bond Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $1,296,232,000. Net unrealized loss aggregated $9,487,000 at period-end, of which $3,746,000 related to appreciated investments and $13,233,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,099,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $144,381,000 and $112,148,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005